Note 1 - Nature of Operations and Summary of Significant Accounting Policies (Details) - Earnings (Loss) Per Common Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings (Loss) Per Common Share [Abstract]
Net income (loss) (in Dollars)	$ (1,656,722)	$ (202,373)	$ (5,416,317)	$ (464,019)	$ (3,031,220)	$ 155,635
Weighted average common shares outstanding - basic	9,844,964	4,828,122	9,777,119	4,819,861	5,451,851	5,313,665
Effect of dilutive securities:
Stock options						21,732
Shares issuable on conversion of preferred stock						1,335,000
Weighted average common shares outstanding - diluted	9,844,964	4,828,122	9,777,119	4,819,861	5,451,851	6,670,397
Basic earnings per share (in Dollars per share)					$ (0.56)	$ 0.03
Diluted earnings per share (in Dollars per share)					$ (0.56)	$ 0.02